ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2025, principal subsidiaries of the Company consist of the following entities:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of ownership by the Company		Principal activities
			2024	2025

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

SHPS Technology and Services Ltda.	November 25, 2019	Brazil	100	100	Online platform

Sea Services Limited (formerly known as Sea Capital Limited)	January 30, 2020	Cayman Islands	100	100	Investment holding company

Sea Services Holdings Limited (formerly known as SEA Capital C1 Holdings Limited)	June 30, 2021	Cayman Islands	100	100	Investment holding company

Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2024	2025
	$	$
ASSETS
Current assets
Cash and cash equivalents	61,362	75,074
Restricted cash	37,729	116,404
Loans receivable, net	426,171	952,522
Amounts due from intercompanies(1)	275,715	511,848
Others	86,981	150,025
Total current assets	887,958	1,805,873

Non-current assets
Property and equipment, net	88,964	125,619
Deferred tax assets	39,967	62,008
Others	71,287	122,985
Total non-current assets	200,218	310,612
Total assets	1,088,176	2,116,485

	As of December 31,
	2024	2025
	$	$

LIABILITIES
Current liabilities
Accrued expenses and other payables	140,883	242,572
Deferred revenue	196,369	270,130
Borrowings	50,000	166,271
Amounts due to intercompanies(1)	158,139	362,981
Others	18,829	27,222
Total current liabilities	564,220	1,069,176

Non-current liabilities
Deferred revenue	12,226	17,736
Amounts due to intercompanies(1)	207,855	400,442
Borrowings	249,474	510,396
Others	65,596	98,120
Total non-current liabilities	535,151	1,026,694
Total liabilities	1,099,371	2,095,870

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.

	Year ended December 31,
	2023	2024	2025
	$	$	$
Revenue
- Third-party customers	551,978	613,102	786,976
- Intercompanies	248,637	373,962	647,456
Net income (loss)	40,776	(14,011)	44,773

	Year ended December 31,
	2023	2024	2025
	$	$	$
Net cash (used in) generated from operating activities	(21,369)	(54,917)	65,696
Net cash used in investing activities	(189,617)	(319,262)	(587,274)
Net cash generated from financing activities	232,420	338,806	610,808